SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

October 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Impact U.S. Equity Fund, a series of BlackRock FundsSM
(File Nos. 033-26305, Investment Company Act No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated September 30, 2019 to the Summary Prospectuses, the Prospectuses and the Statement of Additional Information of BlackRock Impact U.S. Equity Fund (the “Fund”), each dated September 27, 2019, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 30, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5498.

Very truly yours,

/s/ Devin Grabarek
Devin Grabarek

Enclosures

cc:	Janey Ahn
John A. MacKinnon
Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.